INSURANCE AND REINSURANCE CONTRACTS ASSETS AND LIABILITIES, Liability for Insurance Contracts (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liability for Insurance Contracts [Abstract]
Claims incurred and other insurance service expenses		S/ (703,341)	S/ (754,697)
Result of the insurance service		(3,733)	(33,227)
Total changes in the consolidated income statement		609,754	1,154,977
Other changes		56,013	(125,495)
Cash flow [Abstract]
Premiums received		1,500,797	1,091,817
Claims and other service expenses paid		(1,077,186)	(1,085,630)
Insurance acquisition cash flows		(80,588)	(63,990)
Net cash flow		343,023	(57,803)
Insurance Contracts [Member]
Liability for Insurance Contracts [Abstract]
Balances at the beginning of the period		12,318,133	11,154,008
Insurance income		(3,779,394)	(3,855,408)
Claims incurred and other insurance service expenses		2,266,847	2,888,217
Adjustments relating to the past to liabilities for incurred claims		(203,999)	(655,545)
Losses and recoveries for losses in onerous contracts		15,801	17,181
Amortization of insurance acquisition cash flows		7,128	3,134
Insurance service expenses		2,085,777	2,252,987	S/ 2,230,923
Result of the insurance service		(1,693,617)	(1,602,421)
Net financial expenses for reinsurance contracts		740,450	1,336,872
Total changes in the consolidated income statement		(953,167)	(265,549)
Investment components		0	(15)
Other changes		32,047	(187,300)
Cash flow [Abstract]
Premiums received		5,180,689	4,773,095
Claims and other service expenses paid		(3,050,355)	(3,075,632)
Insurance acquisition cash flows		(105,062)	(80,474)
Net cash flow		2,025,272	1,616,989
Balances at the end of the period		13,422,285	12,318,133	11,154,008
Insurance Contracts [Member] | Liabilities for Remaining Coverage , Excluding Loss Component [Member]
Liability for Insurance Contracts [Abstract]
Balances at the beginning of the period	[1]	8,379,672	7,628,056
Insurance income	[1]	(3,779,710)	(3,855,739)
Claims incurred and other insurance service expenses	[1]	0	11,544
Adjustments relating to the past to liabilities for incurred claims	[1]	0	(592)
Losses and recoveries for losses in onerous contracts	[1]	0	(8,812)
Amortization of insurance acquisition cash flows	[1]	7,128	3,134
Insurance service expenses	[1]	7,128	5,274
Result of the insurance service	[1]	(3,772,582)	(3,850,465)
Net financial expenses for reinsurance contracts	[1]	553,835	1,051,939
Total changes in the consolidated income statement	[1]	(3,218,747)	(2,798,526)
Investment components	[1]	(914,866)	(901,136)
Other changes	[1]	(4,620)	(241,725)
Cash flow [Abstract]
Premiums received	[1]	5,180,689	4,773,477
Claims and other service expenses paid	[1]	0	0
Insurance acquisition cash flows	[1]	(105,062)	(80,474)
Net cash flow	[1]	5,075,627	4,693,003
Balances at the end of the period	[1]	9,317,066	8,379,672	7,628,056
Insurance Contracts [Member] | Liabilities for Remaining Coverage , Loss Component [Member]
Liability for Insurance Contracts [Abstract]
Balances at the beginning of the period		207,695	163,555
Insurance income		316	331
Claims incurred and other insurance service expenses		8,172	0
Adjustments relating to the past to liabilities for incurred claims		(4,365)	0
Losses and recoveries for losses in onerous contracts		15,801	25,993
Amortization of insurance acquisition cash flows		0	0
Insurance service expenses		19,608	25,993
Result of the insurance service		19,924	26,324
Net financial expenses for reinsurance contracts		(5,376)	(4,492)
Total changes in the consolidated income statement		14,548	21,832
Investment components		0	(10)
Other changes		25,556	22,700
Cash flow [Abstract]
Premiums received		0	(382)
Claims and other service expenses paid		0	0
Insurance acquisition cash flows		0	0
Net cash flow		0	(382)
Balances at the end of the period		247,799	207,695	163,555
Insurance Contracts [Member] | Liabilities for Incurred Losses for Contracts not Measured by PAA [Member]
Liability for Insurance Contracts [Abstract]
Balances at the beginning of the period		1,212,856	1,073,412
Insurance income		0	0
Claims incurred and other insurance service expenses		722,763	772,038
Adjustments relating to the past to liabilities for incurred claims		(550,740)	(588,726)
Losses and recoveries for losses in onerous contracts		0	0
Amortization of insurance acquisition cash flows		0	0
Insurance service expenses		172,023	183,312
Result of the insurance service		172,023	183,312
Net financial expenses for reinsurance contracts		64,928	140,934
Total changes in the consolidated income statement		236,951	324,246
Investment components		914,866	901,131
Other changes		1,171	(1,609)
Cash flow [Abstract]
Premiums received		0	0
Claims and other service expenses paid		(1,077,214)	(1,084,324)
Insurance acquisition cash flows		0	0
Net cash flow		(1,077,214)	(1,084,324)
Balances at the end of the period		1,288,630	1,212,856	1,073,412
Insurance Contracts [Member] | Incurred Loss Liabilities - Contracts Measured by PAA, Present Value of Fulfillment Cash Flows [Member]
Liability for Insurance Contracts [Abstract]
Balances at the beginning of the period		2,497,439	2,274,827
Insurance income		0	0
Claims incurred and other insurance service expenses		1,535,912	2,104,635
Adjustments relating to the past to liabilities for incurred claims		348,829	(71,098)
Losses and recoveries for losses in onerous contracts		0	0
Amortization of insurance acquisition cash flows		0	0
Insurance service expenses		1,884,741	2,033,537
Result of the insurance service		1,884,741	2,033,537
Net financial expenses for reinsurance contracts		126,019	146,732
Total changes in the consolidated income statement		2,010,760	2,180,269
Investment components		0	0
Other changes		9,884	33,651
Cash flow [Abstract]
Premiums received		0	0
Claims and other service expenses paid		(1,973,141)	(1,991,308)
Insurance acquisition cash flows		0	0
Net cash flow		(1,973,141)	(1,991,308)
Balances at the end of the period		2,544,942	2,497,439	2,274,827
Insurance Contracts [Member] | Liabilities for Incurred Claims for Contracts Measured by PAA, Risk Adjustment [Member]
Liability for Insurance Contracts [Abstract]
Balances at the beginning of the period		20,471	14,158
Insurance income		0	0
Claims incurred and other insurance service expenses		0	0
Adjustments relating to the past to liabilities for incurred claims		2,277	4,871
Losses and recoveries for losses in onerous contracts		0	0
Amortization of insurance acquisition cash flows		0	0
Insurance service expenses		2,277	4,871
Result of the insurance service		2,277	4,871
Net financial expenses for reinsurance contracts		1,044	1,759
Total changes in the consolidated income statement		3,321	6,630
Investment components		0	0
Other changes		56	(317)
Cash flow [Abstract]
Premiums received		0	0
Claims and other service expenses paid		0	0
Insurance acquisition cash flows		0	0
Net cash flow		0	0
Balances at the end of the period		S/ 23,848	S/ 20,471	S/ 14,158

[1]	Includes accounts receivable of contracts measured under the PAA and debts to intermediaries, marketers and auxiliaries.